Implementation of IFRS 15 and IFRS 9 - Summary of Implementation of IFRS 15 and 9 (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Non-current assets
Deferred tax assets	£ 423	£ 340	£ 333	£ 468		£ 333
Trade and other receivables	722	754	756	758		756
Investments held at fair value	50	44	42	44
Other		125,957	125,957
Total non-current assets	129,564	127,095	127,088	27,712		127,088
Current assets
Trade and other receivables	4,039	3,864	4,053	3,833		4,053
Investments held at fair value	188	209	65	26		65
Other		9,848	9,848
Total current assets	12,937	13,921	13,966	11,474		13,966
Total assets	142,501	141,016	141,054	39,186		141,054
Equity - Capital and reserves
Share capital	614	614	614	507		614
Share premium, capital redemption and merger reserves	26,605	26,602	26,602	3,933		26,602
Other reserves	(2,426)	(3,401)	(3,392)	(111)		(3,392)
Retained earnings	37,608	36,906	36,935	3,388		36,935
Owners of the parent	62,401	60,721	60,759	7,717		60,759
Non-controlling interests	218	222	222	192		222
Total equity	62,619	60,943	60,981	7,909	£ 8,406	60,981
Non-current liabilities
Other		64,468	64,468
Total non-current liabilities	63,832	64,468	64,468	18,081		64,468
Current liabilities
Trade and other payables	9,498	8,908	8,908	5,948		8,908
Other		6,697	6,697
Total current liabilities	16,050	15,605	15,605	13,196		15,605
Total equity and liabilities	£ 142,501	141,016	141,054	£ 39,186		£ 141,054
Reported [Member]
Non-current assets
Deferred tax assets			317
Trade and other receivables			756
Investments held at fair value			42
Other			125,957
Total non-current assets			127,072
Current assets
Trade and other receivables			4,053
Investments held at fair value			65
Other			9,848
Total current assets			13,966
Total assets			141,038
Equity - Capital and reserves
Share capital			614
Share premium, capital redemption and merger reserves			26,602
Other reserves			(3,395)
Retained earnings			36,983
Owners of the parent			60,804
Non-controlling interests			222
Total equity			61,026
Non-current liabilities
Other			64,468
Total non-current liabilities			64,468
Current liabilities
Trade and other payables			8,847
Other			6,697
Total current liabilities			15,544
Total equity and liabilities			141,038
IFRS 15 Revenue
Non-current assets
Deferred tax assets			16
Total non-current assets			16
Current assets
Total assets			16
Equity - Capital and reserves
Other reserves			3
Retained earnings			(48)
Owners of the parent			(45)
Total equity			(45)
Current liabilities
Trade and other payables			61
Total current liabilities			61
Total equity and liabilities			£ 16
Impact of IFRS 9, Financial Assets Reclass [Member]
Non-current assets
Trade and other receivables		(2)
Investments held at fair value		2
Current assets
Trade and other receivables		(144)
Investments held at fair value		144
Equity - Capital and reserves
Other reserves		(9)
Retained earnings		9
Impact of IFRS 9, Expected Loss Impairment [Member]
Non-current assets
Deferred tax assets		7
Total non-current assets		7
Current assets
Trade and other receivables		(45)
Total current assets		(45)
Total assets		(38)
Equity - Capital and reserves
Retained earnings		(38)
Owners of the parent		(38)
Total equity		(38)
Current liabilities
Total equity and liabilities		£ (38)